Summary of Significant Accounting Policies	9 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying interim condensed consolidated balance sheets as of December 31, 2012 and March 31, 2012, the interim condensed consolidated statement of convertible preferred stock and stockholders’ equity (deficit) for the nine months ended December 31, 2012, and the interim condensed consolidated statements of operations for the three and nine months ended December 31, 2012 and 2011, and the interim condensed consolidated statements of cash flows for the nine months ended December 31, 2012 and 2011 are unaudited. These interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in Company’s Annual Report on Form 10-K for the fiscal year ended March 31, 2012, filed with the SEC on June 8, 2012. The March 31, 2012 condensed consolidated balance sheet included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by U.S. GAAP for audited financial statements.

The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments of a normal recurring nature considered necessary to state fairly our financial position as of December 31, 2012 and results of our operations for the three and nine months ended December 31, 2012 and 2011, and cash flows for the nine months ended December 31, 2012 and 2011. The interim results for the nine months ended December 31, 2012 are not necessarily indicative of the results that may be expected for the year ending March 31, 2013.

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Annie’s Homegrown, Inc., Annie’s Enterprises, Inc. and Napa Valley Kitchen, Inc. All significant intercompany balances and transactions have been eliminated in consolidation.

Initial Public Offering (IPO)

On April 2, 2012, the Company closed its IPO, in which it sold 950,000 shares at an offering price of $19.00 per share and raised $11.1 million in net proceeds after deducting underwriting discounts and commissions of $1.3 million and other offering expenses of $5.6 million. In addition, certain of the Company’s stockholders, including funds affiliated with Solera Capital, LLC (“Solera”), sold 4.8 million shares at the $19.00 offering price in the IPO.

Immediately prior to the closing of the IPO, the outstanding shares of convertible preferred stock were automatically converted into 15,221,571 shares of common stock, the Company’s outstanding convertible preferred stock warrant was automatically converted into a common stock warrant to purchase a total of 80,560 shares of common stock and the related convertible preferred stock warrant liability was reclassified to additional paid-in capital.

Pursuant to the Company’s Amended and Restated Certificate of Incorporation, or Charter, and its Amended and Restated Bylaws, which became effective upon consummation of the IPO, the Company has authorized 35,000,000 shares of capital stock, 30,000,000 shares, par value $0.001 per share, of which are common stock and 5,000,000 shares, par value $0.001 per share, of which are preferred stock. As of December 31, 2012, 17,328,797 shares of common stock were issued and outstanding and no shares of preferred stock were issued and outstanding.

Secondary Public Offering

On August 6, 2012, the Company closed a secondary public offering, in which certain stockholders, including funds affiliated with Solera, sold 3,649,976 shares of common stock at an offering price of $39.25 per share. The Company did not receive any proceeds from the sale of shares by the selling stockholders. The offering expenses incurred by the Company were $0.7 million, including legal, accounting and printing costs and various other fees associated with the registration and sale of common stock sold in the secondary public offering.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reported periods. Actual results could differ from those estimates.

Concentration Risk

Customers with 10% or more of the Company’s net sales consist of the following:

	Net Sales
	Customer A	Customer B	Customer C
Three Months Ended December 31,
2012	25%	17%	11%
2011	20%	14%	11%

Nine Months Ended December 31,
2012	26%	13%	12%
2011	24%	13%	12%

As of December 31, 2012, Customer A and Customer B represented 26% and 35%, respectively, of accounts receivable. The same two customers represented 21% and 45%, respectively, of accounts receivable as of March 31, 2012.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts of the Company’s financial instruments, including accounts receivable, accounts payable, accrued liabilities and credit facility, approximate fair value due to their relatively short maturities. The carrying amount of the convertible preferred stock warrant liability at March 31, 2012 represented its estimated fair value. Upon consummation of the IPO on April 2, 2012, prior to the automatic conversion of the convertible preferred stock warrant into a common stock warrant, the estimated fair value was remeasured and the change in fair value was recorded as a non-cash charge in other income (expense), net and the related liability was reclassified to additional paid-in capital.

Property and Equipment

The Company capitalizes certain internal and external costs related to the development and enhancement of the Company’s internal-use software. Capitalized internal-use software development costs are included in property and equipment on the accompanying consolidated balance sheets. At December 31, 2012 and March 31, 2012, capitalized software development costs, net of accumulated amortization, totaled $2.3 million and 2.0 million, respectively. As of December 31, 2012, the Company had $2.0 million capitalized software development costs, net of accumulated amortization and $0.3 million in construction in progress.

Shipping and Handling Costs

Shipping and handling costs are included in selling, general and administrative expenses in the consolidated statements of operations. Shipping and handling costs primarily consist of costs associated with moving finished products to customers, including costs associated with the Company’s distribution center, route delivery costs and the cost of shipping products to customers through third-party carriers. Shipping and handling costs recorded as a component of selling, general and administrative expenses were $1.4 million and $1.3 million for the three months ended December 31, 2012 and 2011, respectively, and were $4.2 million and $3.5 million for the nine months ended December 31, 2012 and 2011, respectively.

Research and Development Costs

Research and development costs consist of the costs incurred to develop new products. These costs include consumer research, prototype development, materials and resources to conduct trial production runs, package development and employee-related costs for personnel responsible for product innovation. Research and development costs recorded as a component of selling, general and administrative expenses were $0.6 million and $0.7 million for the three months ended December 31, 2012 and 2011, respectively, and were $2.1 million and $1.6 million for the nine months ended December 31, 2012 and 2011, respectively.

Advertising Costs

Advertising costs include the costs of producing advertisements and the costs of communicating advertisements. The costs of producing advertisements are expensed as incurred and the costs of communicating advertising are expensed over the period of communication. Total advertising costs for the three months ended December 31, 2012 and 2011 included in selling, general and administrative expenses were $0.2 million and $0.1 million, respectively. Total advertising costs were $0.6 million and $0.5 million for the nine months ended December 31, 2012 and 2011, respectively.

Product Recall

The Company establishes reserves for product recalls on a product-specific basis when circumstances giving rise to the recall become known. The Company, when establishing reserves for a product recall, considers cost estimates for any fees and incentives to customers for their effort to return the product, freight and destruction charges for returned products, warehouse and inspection fees, repackaging materials, point-of-sale materials and other costs including costs incurred by contract manufacturers. Additionally, the Company estimates product returns from consumers and customers across distribution channels, utilizing third-party data and other assumptions. These factors are updated and reevaluated each period and the related reserves are adjusted when these factors indicate that the recall reserves are either insufficient to cover or exceed the estimated product recall expenses.

Significant changes in the assumptions used to develop estimates for product recall reserves could affect key financial information, including accounts receivable, inventory, accrued liabilities, net sales, gross profit, operating expenses and net income. In addition, estimating product recall reserves requires a high degree of judgment in areas such as estimating consumer returns, shelf and in-stock inventory at retailers across distribution channels, fees and incentives to be earned by customers for their effort to return the products, future freight rates and consumers’ claims.

Net Income Per Share of Common Stock

Basic net income per share of common stock is calculated by dividing the net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted net income per share of common stock is computed by giving effect to all potentially dilutive securities outstanding during the period. Potential common shares included those underlying our convertible preferred stock (using the if-converted method), stock options to purchase our common stock and restricted stock units (using the treasury stock method) and the warrant to purchase our common stock (using the treasury stock method). Performance share units were excluded from potential common shares since no shares were issuable as of December 31, 2012 and March 31, 2012. The performance share units vest based on achievement of specified percentage of targeted cumulative compounded earnings per share growth rate during the three-year period ending March 31, 2015.

The potential common shares from the convertible preferred stock warrant had an anti-dilutive effect on the earnings per share for the nine months ended December 31, 2011, and the potential common shares from convertible preferred stock had an anti-dilutive effect on the earnings per share for the three and nine months ended December 31, 2011, and, accordingly, were excluded from the calculation. Additionally, certain stock options to purchase our common stock had an anti-dilutive effect on the earnings per share for the periods presented, and were also excluded. Further, certain restricted stock units had an anti-dilutive effect on the earnings per share for the three and nine months ended December 31, 2012 and were excluded.

Net income attributable to common stockholders during the three and nine months ended December 31, 2011 was allocated using the two-class method. The two-class method is an earnings allocation method for calculating earnings per share when a company’s capital structure includes two or more classes of common stock or common stock and participating securities. Under this method, the Company reduced income from operations by the dividends paid to convertible preferred stockholders and the rights of the convertible preferred stockholders to participate in undistributed earnings. The undistributed earnings were allocated based on the relative percentage of weighted average shares of outstanding convertible preferred stock to the total number of weighted average shares of outstanding common and convertible preferred stock.

Out-of-period Adjustment

During the nine months ended December 31, 2011, the Company corrected an error in the measurement of the convertible preferred stock warrant liability. The correction increased the fair value of the convertible preferred stock warrant liability by $0.9 million and decreased additional paid-in capital by $0.4 million with a corresponding increase in expense of $0.5 million, which was recorded in other income (expense), net in the accompanying statement of operations during the nine months ended December 31, 2011. The correction was an accumulation of an error that should have been recorded in prior periods and would have increased net loss for fiscal 2009 by $44,000, increased net income by $79,000 for fiscal 2010 and decreased net income by $0.6 million for fiscal 2011. Management assessed the impact of this error and did not believe that it was material, either individually or in the aggregate, to any prior period financial statements or to the financial statements for the year ended March 31, 2012.